Related Party Balances and Transactions (Details) - Schedule of Due from Related Parties - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Due from Related Parties [Line Items]
Due from related parties	$ 649,150	$ 13,280
Allowance for credit loss
Lei Wang [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	11,903
Wanquan Yi [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	247,688
Shenzhen JamBox [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties	389,559
Weiyi Lin [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties		13,280
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, net	$ 649,150	$ 13,280